Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.1%)
Celanese US Holdings LLC 6.050%, 3/15/25	334,000	335
LYB International Finance III LLC 1.250%, 10/1/25	373,000	361
MEGlobal Canada ULC 5.000%, 5/18/25 §	960,000	959
Newmont Corp. / Newcrest Finance Pty, Ltd. 5.300%, 3/15/26	240,000	243
Nucor Corp. 3.950%, 5/23/25	275,000	273
Nutrien, Ltd. 4.900%, 3/27/28	240,000	245
POSCO 4.375%, 8/4/25 §	1,000,000	996
The Sherwin-Williams Co. 4.250%, 8/8/25	230,000	229
4.550%, 3/1/28	440,000	446
Steel Dynamics, Inc. 2.800%, 12/15/24	200,000	199

Total		4,286

Communications (2.5%)
AT&T, Inc. 4.100%, 2/15/28	205,000	205
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25	482,000	481
6.150%, 11/10/26	255,000	262
Cox Communications, Inc.
3.350%, 9/15/26 144A	175,000	171
3.500%, 8/15/27 144A	215,000	210
Crown Castle Towers LLC
4.241%, 7/15/48 144A	175,000	171
KT Corp.
4.000%, 8/8/25 144A	1,020,000	1,014
4.125%, 2/2/28 144A	200,000	199
NBN Co., Ltd.
1.450%, 5/5/26 144A	1,000,000	957
NTT Finance Corp.
4.239%, 7/25/25 144A	200,000	200
Rogers Communications, Inc. 2.950%, 3/15/25	930,000	921
3.200%, 3/15/27	690,000	672
5.000%, 2/15/29	570,000	582
T-Mobile USA, Inc. 2.250%, 2/15/26	470,000	457
3.500%, 4/15/25	595,000	591
Uber Technologies, Inc.
4.500%, 8/15/29 144A	921,000	913
Verizon Communications, Inc. 0.850%, 11/20/25	500,000	481
1.450%, 3/20/26	650,000	623
2.625%, 8/15/26	845,000	821

Total		9,931

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (6.4%)
Advance Auto Parts, Inc. 5.900%, 3/9/26	475,000	480
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	151,445	149
Aptiv PLC / Aptiv Global Financing DAC 4.650%, 9/13/29	270,000	269
AutoZone, Inc. 6.250%, 11/1/28	370,000	396
BMW US Capital LLC 4.600%, 8/13/27 144A	970,000	981
Daimler Truck Finance North America LLC 1.625%, 12/13/24 144A	580,000	576
5.000%, 1/15/27 144A	190,000	193
5.125%, 9/25/27 144A	345,000	353
5.150%, 1/16/26 144A	165,000	166
Darden Restaurants, Inc. 4.350%, 10/15/27	560,000	560
Dollar General Corp. 3.875%, 4/15/27	188,000	186
4.125%, 5/1/28	632,000	624
4.625%, 11/1/27	310,000	311
5.200%, 7/5/28	347,000	354
Ford Motor Credit Co. LLC 5.125%, 6/16/25	605,000	605
5.125%, 11/5/26	385,000	387
5.800%, 3/5/27	485,000	494
General Motors Financial Co., Inc. 2.900%, 2/26/25	965,000	957
5.350%, 7/15/27	575,000	588
5.400%, 4/6/26	300,000	304
5.400%, 5/8/27	235,000	240
5.550%, 7/15/29	185,000	191
Genuine Parts Co. 1.750%, 2/1/25	220,000	218
Hasbro, Inc. 3.000%, 11/19/24	1,030,000	1,026
Hyundai Capital America 5.250%, 1/8/27 144A	200,000	204
5.500%, 3/30/26 144A	270,000	274
5.600%, 3/30/28 144A	350,000	362
6.250%, 11/3/25 144A	260,000	265
Hyundai Capital Services, Inc. 2.125%, 4/24/25 144A	200,000	197
Lowe’s Companies, Inc. 1.700%, 9/15/28	107,000	97
3.350%, 4/1/27	175,000	172
4.400%, 9/8/25	660,000	660
4.800%, 4/1/26	385,000	388
Marriott International, Inc. 3.125%, 6/15/26	720,000	706
3.750%, 3/15/25	110,000	109
5.450%, 9/15/26	195,000	200
5.750%, 5/1/25	120,000	120
Mattel, Inc. 3.375%, 4/1/26 144A	445,000	435

Short-Term Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.875%, 12/15/27 144A	485,000	489
Mercedes-Benz Finance North America LLC 4.800%, 3/30/26 144A	410,000	413
4.800%, 1/11/27 144A	1,170,000	1,186
O’Reilly Automotive, Inc. 5.750%, 11/20/26	1,133,000	1,168
Ross Stores, Inc. 0.875%, 4/15/26	625,000	593
4.600%, 4/15/25	1,355,000	1,353
Starbucks Corp. 3.500%, 3/1/28	218,000	214
4.000%, 11/15/28	155,000	154
4.750%, 2/15/26	465,000	468
Tapestry, Inc. 7.000%, 11/27/26	95,000	98
7.050%, 11/27/25	80,000	82
Toyota Motor Credit Corp. 3.050%, 3/22/27	325,000	319
4.550%, 8/7/26	605,000	611
VF Corp. 2.400%, 4/23/25	881,000	866
2.800%, 4/23/27	455,000	431
Volkswagen Group of America Finance LLC 3.950%, 6/6/25 144A	390,000	387
4.850%, 8/15/27 144A	680,000	685
5.700%, 9/12/26 144A	335,000	343
5.800%, 9/12/25 144A	395,000	399
6.000%, 11/16/26 144A	380,000	391

Total		25,447

Consumer, Non-cyclical (7.9%)
AbbVie, Inc. 2.600%, 11/21/24	1,935,000	1,928
2.950%, 11/21/26	1,120,000	1,096
Altria Group, Inc. 2.625%, 9/16/26	424,000	411
BAT International Finance PLC 1.668%, 3/25/26	475,000	456
4.448%, 3/16/28	1,010,000	1,011
Becton Dickinson and Co. 3.734%, 12/15/24	170,000	170
4.693%, 2/13/28	805,000	815
Cardinal Health, Inc. 3.500%, 11/15/24	525,000	524
Centene Corp. 4.625%, 12/15/29	400,000	391
Coca-Cola European Partners PLC 1.500%, 1/15/27 144A	200,000	188
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	198
CVS Health Corp. 1.300%, 8/21/27	1,070,000	983
2.875%, 6/1/26	265,000	259
3.000%, 8/15/26	220,000	215
5.000%, 2/20/26	560,000	564
Element Fleet Management Corp. 5.643%, 3/13/27 144A	355,000	364
Elevance Health, Inc. 5.350%, 10/15/25	180,000	182
ERAC USA Finance LLC 4.600%, 5/1/28 144A	735,000	744

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.000%, 2/15/29 144A	280,000	289
HCA, Inc. 3.125%, 3/15/27	580,000	564
5.375%, 2/1/25	350,000	350
5.625%, 9/1/28	870,000	903
5.875%, 2/15/26	390,000	394
Health Care Service Corp. 1.500%, 6/1/25 144A	780,000	763
5.200%, 6/15/29 144A	290,000	299
Heineken NV 3.500%, 1/29/28 144A	1,972,000	1,937
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	1,200,000	1,197
Humana, Inc. 1.350%, 2/3/27	75,000	70
3.850%, 10/1/24	545,000	545
4.500%, 4/1/25	565,000	564
5.750%, 3/1/28	140,000	146
Icon Investments Six DAC 5.809%, 5/8/27	735,000	758
IQVIA, Inc. 6.250%, 2/1/29	255,000	271
The Kroger Co. 2.650%, 10/15/26	404,000	392
3.700%, 8/1/27	103,000	102
4.600%, 8/15/27	181,000	183
Mars, Inc. 4.550%, 4/20/28 144A	770,000	779
Mondelez International, Inc. 2.625%, 3/17/27	415,000	401
4.250%, 9/15/25 144A	305,000	304
PayPal Holdings, Inc. 2.850%, 10/1/29	743,000	699
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	101
Pelabuhan Indonesia Persero PT 4.875%, 10/1/24 §	950,000	950
Pernod Ricard SA 3.250%, 6/8/26 144A	835,000	822
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	372,000	371
Philip Morris International, Inc. 4.875%, 2/13/26	490,000	495
5.000%, 11/17/25	295,000	297
5.125%, 11/15/24	585,000	585
S&P Global, Inc. 2.450%, 3/1/27	1,120,000	1,080
Solventum Corp. 5.450%, 2/25/27 144A	985,000	1,005
Stryker Corp. 4.250%, 9/11/29	450,000	451
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	564,000	558
Viatris, Inc. 2.300%, 6/22/27	429,000	404
Viterra Finance BV 2.000%, 4/21/26 144A	200,000	192
4.900%, 4/21/27 144A	600,000	605

Short-Term Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Zoetis, Inc. 3.000%, 9/12/27	1,042,000	1,010

Total		31,335

Energy (3.0%)
6297782 LLC 4.911%, 9/1/27 144A	365,000	368
Aker BP ASA 2.000%, 7/15/26 144A	246,000	235
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	744
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	92
DCP Midstream Operating LP 5.375%, 7/15/25	662,000	664
Diamondback Energy, Inc. 5.200%, 4/18/27	265,000	270
Enbridge, Inc.
2.500%, 1/15/25	640,000	635
2.500%, 2/14/25	330,000	327
5.900%, 11/15/26	230,000	237
6.000%, 11/15/28	190,000	202
Energy Transfer LP
2.900%, 5/15/25	115,000	114
5.250%, 7/1/29	320,000	330
6.050%, 12/1/26	875,000	906
Equinor ASA 2.875%, 4/6/25	880,000	872
Gray Oak Pipeline LLC 2.600%, 10/15/25 144A	205,000	200
Occidental Petroleum Corp.
5.000%, 8/1/27	320,000	324
5.200%, 8/1/29	230,000	234
5.875%, 9/1/25	555,000	557
ONEOK, Inc.
4.250%, 9/24/27	785,000	786
5.550%, 11/1/26	410,000	419
Ovintiv, Inc. 5.650%, 5/15/25	465,000	467
Pioneer Natural Resources Co. 5.100%, 3/29/26	505,000	512
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	228,000	228
TransCanada PipeLines, Ltd. 6.203%, 3/9/26	910,000	911
The Williams Cos., Inc.
4.800%, 11/15/29	330,000	335
5.400%, 3/2/26	985,000	998

Total		11,967

Financial (15.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	331,000	330
6.100%, 1/15/27	270,000	280
6.450%, 4/15/27	842,000	882
American Express Co.
2.250%, 3/4/25	975,000	965
5.043%, (US SOFR plus 0.930%), 7/26/28 α	350,000	358
5.098%, (US SOFR plus 1.000%), 2/16/28 α	215,000	219

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
American Tower Corp.
1.600%, 4/15/26	931,000	892
2.400%, 3/15/25	360,000	356
3.550%, 7/15/27	379,000	371
Athene Global Funding
1.716%, 1/7/25 144A	930,000	921
4.860%, 8/27/26 144A	440,000	443
5.349%, 7/9/27 144A	430,000	439
5.684%, 2/23/26 144A	550,000	558
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	587
2.875%, 2/15/25 144A	435,000	430
5.750%, 3/1/29 144A	390,000	402
6.375%, 5/4/28 144A	185,000	193
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	258
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico 5.375%, 4/17/25 §	800,000	801
Banco Santander SA
3.496%, 3/24/25	600,000	596
5.552%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 3/14/28 α	400,000	409
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26 §	970,000	978
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	415,000	396
3.384%, (US SOFR plus 1.330%), 4/2/26 α	580,000	575
5.080%, (US SOFR plus 1.290%), 1/20/27 α	395,000	398
Bank of Montreal 3.700%, 6/7/25	775,000	770
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α	515,000	514
4.947%, (US SOFR plus 1.026%), 4/26/27 α	560,000	565
5.148%, (US SOFR plus 1.067%), 5/22/26 α	410,000	412
Banque Federative du Credit Mutuel SA
0.998%, 2/4/25 144A	665,000	656
4.935%, 1/26/26 144A	400,000	403
Barclays PLC
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26 α	385,000	386
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26 α	390,000	400
BPCE SA 4.500%, 3/15/25 144A	790,000	786
Brighthouse Financial Global Funding 1.550%, 5/24/26 144A	145,000	138
CaixaBank SA 6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	640
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26 α	585,000	579
4.985%, (US SOFR plus 2.160%), 7/24/26 α	460,000	460
6.312%, (US SOFR plus 2.640%), 6/8/29 α	255,000	269
7.149%, (US SOFR plus 2.440%), 10/29/27 α	240,000	253

Short-Term Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Charles Schwab Corp. 2.450%, 3/3/27	906,000	870
Citigroup, Inc.
3.106%, (US SOFR plus 2.842%), 4/8/26 α	650,000	644
4.400%, 6/10/25	250,000	249
5.174%, (US SOFR plus 1.364%), 2/13/30 α	375,000	385
CNO Global Funding
1.650%, 1/6/25 144A	685,000	678
1.750%, 10/7/26 144A	830,000	786
Corebridge Financial, Inc. 3.500%, 4/4/25	455,000	452
Corebridge Global Funding
4.650%, 8/20/27 144A	205,000	207
5.200%, 1/12/29 144A	185,000	190
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	196
Crown Castle, Inc.
1.050%, 7/15/26	615,000	580
2.900%, 3/15/27	580,000	561
4.450%, 2/15/26	570,000	570
5.000%, 1/11/28	185,000	188
5.600%, 6/1/29	295,000	308
Danske Bank A/S
4.613%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.100%), 10/2/30 144A α	385,000	385
5.427%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 3/1/28 144A α	390,000	400
6.259%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.180%), 9/22/26 144A α	265,000	269
Equitable Financial Life Global Funding
1.000%, 1/9/26 144A	210,000	201
1.100%, 11/12/24 144A	530,000	528
1.400%, 7/7/25 144A	75,000	73
1.700%, 11/12/26 144A	305,000	289
Fifth Third Bancorp 4.895%, (US SOFR plus 1.486%), 9/6/30 α	160,000	162
Fifth Third Bank NA 5.852%, (US SOFR Index plus 1.230%), 10/27/25 α	1,235,000	1,235
First American Financial Corp. 4.600%, 11/15/24	195,000	194
The Goldman Sachs Group, Inc.
3.500%, 4/1/25	490,000	487
4.482%, (US SOFR plus 1.725%), 8/23/28 α	390,000	392
5.700%, 11/1/24	230,000	230
5.798%, (US SOFR plus 1.075%), 8/10/26 α	625,000	631
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α	910,000	893
5.597%, (US SOFR plus 1.060%), 5/17/28 α	520,000	535
Huntington National Bank
5.699%, (US SOFR plus 1.215%), 11/18/25 α	270,000	270
Jackson National Life Global Funding
1.750%, 1/12/25 144A	620,000	614
5.550%, 7/2/27 144A	355,000	365
5.600%, 4/10/26 144A	615,000	624

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 α	890,000	876
4.080%, (US SOFR plus 1.320%), 4/26/26 α	865,000	861
4.979%, (US SOFR plus 0.930%), 7/22/28 α	395,000	403
5.040%, (US SOFR plus 1.190%), 1/23/28 α	375,000	381
6.175%, (US SOFR plus 0.885%), 4/22/27	350,000	352
Kilroy Realty LP 4.375%, 10/1/25	180,000	179
LeasePlan Corp. NV 2.875%, 10/24/24 144A	1,005,000	1,003
Lloyds Banking Group PLC
5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	460,000	470
LPL Financial Holdings, Inc.
5.700%, 5/20/27	579,000	592
6.750%, 11/17/28	190,000	204
Marsh & McLennan Cos., Inc. 3.750%, 3/14/26	105,000	104
MassMutual Global Funding II 5.100%, 4/9/27 144A	1,020,000	1,047
Morgan Stanley
1.164%, (US SOFR plus 0.560%), 10/21/25 α	445,000	444
2.630%, (US SOFR plus 0.940%), 2/18/26 α	545,000	540
6.138%, (US SOFR plus 1.770%), 10/16/26 α	525,000	533
Morgan Stanley Bank NA 4.754%, 4/21/26	475,000	479
Nasdaq, Inc. 5.650%, 6/28/25	95,000	96
Northern Trust Corp. 3.950%, 10/30/25	330,000	329
The PNC Financial Services Group, Inc.
4.758%, (US SOFR Index plus 1.085%), 1/26/27 α	575,000	577
5.671%, (US SOFR Index plus 1.090%), 10/28/25 α	760,000	760
5.812%, (US SOFR plus 1.322%), 6/12/26 α	215,000	216
QNB Finance, Ltd. 2.625%, 5/12/25 §	300,000	295
Realty Income Corp. 5.050%, 1/13/26	140,000	140
Reinsurance Group of America, Inc. 3.950%, 9/15/26	428,000	425
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	389
6.124%, (US SOFR plus 1.232%), 5/31/27 α	80,000	82
SBA Tower Trust
1.631%, 5/15/51 144A	365,000	342
1.884%, 1/15/26 144A	290,000	280
2.328%, 7/15/52 144A	225,000	208
2.836%, 1/15/50 144A	770,000	764
3.869%, 10/15/49 144A	120,000	120
4.831%, 10/15/29 144A	1,125,000	1,119
6.599%, 11/15/52 144A	619,000	644
Simon Property Group LP 3.375%, 10/1/24	450,000	450

Short-Term Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Societe Generale SA
5.519%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 1/19/28 144A α	970,000	984
Standard Chartered PLC
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A α	255,000	254
5.688%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 5/14/28 144A α	390,000	401
State Bank of India 1.800%, 7/13/26 §	1,050,000	1,002
State Street Corp.
4.857%, (US SOFR plus 0.604%), 1/26/26 α	245,000	245
5.104%, (US SOFR plus 1.130%), 5/18/26 α	385,000	386
5.272%, 8/3/26	685,000	700
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A α	215,000	203
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A α	200,000	199
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	425,000	442
US Bancorp 4.548%, (US SOFR plus 1.660%), 7/22/28 α	590,000	595
5.727%, (US SOFR plus 1.430%), 10/21/26 α	320,000	324
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α	400,000	394
3.908%, (US SOFR plus 1.320%), 4/25/26 α	610,000	606
4.540%, (US SOFR plus 1.560%), 8/15/26 α	590,000	589
The Western Union Co. 2.850%, 1/10/25	1,225,000	1,216

Total		60,153

Industrial (2.6%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	450,000	447
Amphenol Corp.
2.050%, 3/1/25	405,000	400
4.750%, 3/30/26	205,000	207
5.050%, 4/5/27	205,000	210
BAE Systems PLC
5.000%, 3/26/27 144A	450,000	457
The Boeing Co.
6.259%, 5/1/27 144A	465,000	480
Canadian Pacific Railway Co. 1.350%, 12/2/24	725,000	720
1.750%, 12/2/26	315,000	300
FedEx Corp. 3.250%, 4/1/26	613,000	604
Fortive Corp. 3.150%, 6/15/26	438,000	429
GATX Corp. 3.250%, 3/30/25	870,000	861
3.250%, 9/15/26	360,000	352
3.850%, 3/30/27	164,000	162

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.400%, 3/15/27	390,000	400
John Deere Capital Corp. 4.200%, 7/15/27	690,000	696
Mohawk Industries, Inc. 5.850%, 9/18/28	310,000	327
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	478
Owens Corning 3.400%, 8/15/26	257,000	253
5.500%, 6/15/27	340,000	351
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.700%, 11/1/24 144A	497,000	496
5.350%, 1/12/27 144A	190,000	194
5.750%, 5/24/26 144A	980,000	998
Regal Rexnord Corp. 6.050%, 2/15/26	370,000	376
Republic Services, Inc. 0.875%, 11/15/25	120,000	116

Total		10,314

Technology (2.2%)
Analog Devices, Inc.
5.583%, (US SOFR Index plus 0.250%), 10/1/24	170,000	170
Atlassian Corp. 5.250%, 5/15/29	215,000	222
Cadence Design Systems, Inc. 4.200%, 9/10/27	285,000	286
CDW LLC/CDW Finance Corp. 5.100%, 3/1/30	160,000	162
Fiserv, Inc. 5.150%, 3/15/27	480,000	491
Fortinet, Inc. 1.000%, 3/15/26	380,000	362
Foundry JV Holdco LLC 5.900%, 1/25/30 144A	200,000	207
Hewlett Packard Enterprise Co. 4.450%, 9/25/26	645,000	646
Intel Corp. 3.750%, 8/5/27	325,000	319
4.000%, 8/5/29	350,000	342
4.875%, 2/10/28	108,000	109
Micron Technology, Inc. 4.185%, 2/15/27	95,000	95
4.975%, 2/6/26	100,000	101
5.375%, 4/15/28	575,000	592
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/25	445,000	439
3.150%, 5/1/27	40,000	39
3.875%, 6/18/26	340,000	337
4.400%, 6/1/27	80,000	80
Oracle Corp. 2.500%, 4/1/25	1,250,000	1,236
Qorvo, Inc. 1.750%, 12/15/24	275,000	273
Roper Technologies, Inc. 1.000%, 9/15/25	115,000	111
Take-Two Interactive Software, Inc. 3.550%, 4/14/25	295,000	293
5.000%, 3/28/26	585,000	590

Short-Term Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)
Technology continued
Western Digital Corp. 4.750%, 2/15/26	990,000	985
Workday, Inc. 3.500%, 4/1/27	265,000	261

Total		8,748

Utilities (2.9%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	360
American Electric Power Co., Inc. 5.200%, 1/15/29	675,000	697
Appalachian Power Co. 3.300%, 6/1/27	854,000	834
Constellation Energy Generation LLC 5.600%, 3/1/28	315,000	329
DTE Energy Co. 4.220%, 11/1/24	550,000	549
4.950%, 7/1/27	295,000	300
Enel Finance International NV 1.625%, 7/12/26 144A	645,000	614
6.800%, 10/14/25 144A	200,000	205
Engie SA 5.250%, 4/10/29 144A	200,000	207
Exelon Corp. 5.150%, 3/15/29	200,000	207
FirstEnergy Corp. 3.900%, 7/15/27	400,000	396
FirstEnergy Transmission LLC 4.550%, 1/15/30 144A	155,000	156
Georgia Power Co. 5.004%, 2/23/27	175,000	179
NextEra Energy Capital Holdings, Inc. 1.875%, 1/15/27	685,000	650
4.450%, 6/20/25	540,000	539
5.749%, 9/1/25	280,000	283
6.051%, 3/1/25	255,000	256
NiSource, Inc. 5.250%, 3/30/28	130,000	134
Pacific Gas & Electric Co. 3.500%, 6/15/25	555,000	549
Sempra 3.300%, 4/1/25	385,000	382
5.400%, 8/1/26	270,000	275
Southern California Edison Co. 4.400%, 9/6/26	1,345,000	1,355
Southern California Gas Co. 2.950%, 4/15/27	410,000	399
The Southern Co. 5.113%, 8/1/27	350,000	358
Terraform Global Operating LP 6.125%, 3/1/26 144A	915,000	915
Vistra Operations Co. LLC 5.125%, 5/13/25 144A	234,000	233

Total		11,361

Total Corporate Bonds (Cost: $172,699)		173,542

Governments (26.0%)	Shares/ Par +	Value $ (000’s)
Governments (26.0%)
Korea Electric Power Corp.
5.375%, 4/6/26 144A	1,000,000	1,015
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	974
Korea Hydro & Nuclear Power Co., Ltd. 1.250%, 4/27/26 144A	795,000	758
5.000%, 7/18/28 144A	250,000	256
US Treasury 3.500%, 9/30/26	9,125,000	9,100
3.750%, 8/31/26	23,090,000	23,123
3.750%, 8/15/27	4,865,000	4,888
4.375%, 7/31/26	22,760,000	23,034
4.625%, 6/30/26	22,590,000	22,938
4.875%, 5/31/26 ß	16,780,000	17,088

Total		103,174

Total Governments (Cost: $102,236)		103,174

Structured Products (28.0%)
Asset Backed Securities (15.6%)
Ally Auto Receivables Trust, Series 2023-A, Class B 6.010%, 1/17/34 144A	89,190	90
Ally Auto Receivables Trust, Series 2023-A, Class C 6.080%, 1/17/34 144A	165,680	169
Ally Bank Auto Credit, Series 2024-A, Class B 5.827%, 5/17/32 144A	217,942	221
Ally Bank Auto Credit, Series 2024-A, Class C 6.022%, 5/17/32 144A	217,942	221
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	139,511	138
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	332,188	327
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	263
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	550
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	391
Apidos CLO, Ltd., Series 2018-18A, Class AR
6.432%, (US SOFR 3 Month plus 1.150%), 10/22/30 144A	609,703	610
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II 4.723%, 6/5/49 144A	485,100	477
ARI Fleet Lease Trust, Series 2024-B, Class A2 5.540%, 4/15/33 144A	455,000	460
Auxilior Term Funding LLC, Series 2023-1A, Class A2 6.180%, 12/15/28 144A	610,082	616
Auxilior Term Funding LLC, Series 2023-1A, Class A3 5.490%, 7/15/31 144A	240,000	246

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	246
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C 6.240%, 4/20/27 144A	165,000	166
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C 6.180%, 10/20/27 144A	120,000	121
AXIS Equipment Finance Receivables LLC, Series 2021-1A, Class D 2.300%, 11/22/27 144A	280,000	278
AXIS Equipment Finance Receivables LLC, Series 2024-1A, Class A2 5.380%, 1/21/31 144A	165,951	168
AXIS Equipment Finance Receivables LLC, Series 2024-1A, Class C 5.550%, 1/21/31 144A	125,000	129
AXIS Equipment Finance Receivables X LLC, Series 2022-1A, Class E 5.020%, 12/20/28 144A	415,000	414
Ballyrock CLO, Ltd., Series 2021-1A, Class A1
6.623%, (US SOFR 3 Month plus 1.322%), 4/15/34 144A	250,000	250
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A
6.380%, (US 30 Day Average SOFR plus 1.100%), 12/26/31 144A	212,441	213
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	183,862	180
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	298
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	597
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	403
CarMax Auto Owner Trust, Series 2023-3, Class B 5.470%, 2/15/29	225,000	231
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	671
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	217
CarMax Auto Owner Trust, Series 2024-1, Class A4 4.940%, 8/15/29	150,000	153
CarMax Auto Owner Trust, Series 2024-1, Class C 5.470%, 8/15/29	290,000	297
CarMax Auto Owner Trust, Series 2024-2, Class D 6.420%, 10/15/30	100,000	104
CarMax Auto Owner Trust, Series 2024-3, Class A4 4.850%, 1/15/30	95,000	97

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2024-3, Class D 5.670%, 1/15/31	125,000	128
CarMax Select Receivables Trust, Series 2024-A, Class B 5.350%, 1/15/30	135,000	138
CarMax Select Receivables Trust, Series 2024-A, Class C 5.620%, 1/15/30	570,000	587
Carvana Auto Receivables Trust, Series 2024- N2, Class B 5.670%, 9/10/30 144A	405,000	414
Cedar Funding, Ltd., Series 2021-14A, Class A
6.663%, (US SOFR 3 Month plus 1.362%), 7/15/33 144A	695,000	695
Chase Auto Credit Linked Notes, Series 2021-3, Class B
0.760%, 2/26/29 144A	227,364	224
Clarus Capital Funding LLC, Series 2024-1A, Class A2 4.710%, 8/20/32 144A	100,000	100
Clarus Capital Funding LLC, Series 2024-1A, Class B 4.790%, 8/20/32 144A	155,000	155
CNH Equipment Trust, Series 2024-B, Class A3 5.190%, 9/17/29	245,000	251
CNH Equipment Trust, Series 2024-B, Class A4 5.230%, 11/17/31	220,000	228
Crossroads Asset Trust, Series 2024-A, Class A2 5.900%, 8/20/30 144A	210,000	213
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2 4.760%, 3/22/49 144A	115,000	112
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2 4.500%, 5/20/49 144A	878,000	854
Dell Equipment Finance Trust, Series 2023-3, Class D 6.750%, 10/22/29 144A	100,000	103
Dell Equipment Finance Trust, Series 2024-1, Class D 6.120%, 9/23/30 144A	100,000	102
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	395,000	404
DLLST LLC, Series 2024-1A, Class A3 5.050%, 8/20/27 144A	140,000	141
DLLST LLC, Series 2024-1A, Class A4 4.930%, 4/22/30 144A	40,000	41
Driven Brands Funding LLC, Series 2019-1A, Class A2 4.641%, 4/20/49 144A	368,550	365
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
6.647%, (US SOFR 3 Month plus 1.362%), 7/17/34 144A	610,000	610
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	87,033	85

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A	137,664	142
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A	189,020	196
Enterprise Fleet Financing LLC, Series 2023-2, Class A2 5.560%, 4/22/30 144A	476,366	481
Enterprise Fleet Financing LLC, Series 2024-3, Class A3 4.980%, 8/21/28 144A	150,000	153
Enterprise Fleet Financing LLC, Series 2024-3, Class A4 5.060%, 3/20/31 144A	100,000	102
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	190,000	190
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	305,000	308
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	965,000	972
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	82
Exeter Automobile Receivables Trust, Series 2024-4A, Class C 5.480%, 8/15/30	420,000	426
Finance of America HECM Buyout, Series 2022-HB2, Class A1A 4.000%, (AFC), 8/1/32 144A	281,363	279
FirstKey Homes Trust, Series 2020-SFR1, Class D 2.241%, 8/17/37 144A	1,080,000	1,049
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	655,000	632
Ford Credit Auto Lease Trust, Series 2023-B, Class B 6.200%, 2/15/27	150,000	153
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	285,000	292
Ford Credit Auto Owner Trust, Series 2020-1, Class B 2.290%, 8/15/31 144A	445,000	440
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	299
Ford Credit Auto Owner Trust, Series 2022-A, Class C 4.180%, 10/15/25	583,434	583
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	919
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	248

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	440,000	449
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B 5.480%, 4/15/29 144A	280,000	287
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class AR
6.679%, (US SOFR 3 Month plus 1.400%), 10/18/33 144A	460,000	461
GM Financial Automobile Leasing Trust, Series 2022-3, Class C 5.130%, 8/20/26	585,000	585
GM Financial Automobile Leasing Trust, Series 2023-1, Class C 5.760%, 1/20/27	970,000	978
GM Financial Automobile Leasing Trust, Series 2024-2, Class B 5.560%, 5/22/28	590,000	603
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	157
Hardee’s Funding LLC, Series 2018-1A, Class A23 5.710%, 6/20/48 144A	267,900	264
Hardee’s Funding LLC, Series 2020-1A, Class A2 3.981%, 12/20/50 144A	1,001,000	941
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	139,494	135
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	99,867	98
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	556,957	572
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	104,010	108
Home Partners of America Trust, Series 2022-1, Class A 3.930%, 4/17/39 144A	150,098	148
HPEFS Equipment Trust, Series 2021-2A, Class D 1.290%, 3/20/29 144A	236,271	236
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	359
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	125,000	128
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	129
HPEFS Equipment Trust, Series 2024-1A, Class C 5.330%, 6/20/31 144A	680,000	689
HPEFS Equipment Trust, Series 2024-2A, Class B 5.350%, 10/20/31 144A	100,000	102

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
HPEFS Equipment Trust, Series 2024-2A, Class D 5.820%, 4/20/32 144A	205,000	211
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1 6.153%, 5/20/32 144A	572,248	582
Jack in the Box Funding LLC, Series 2022-1A, Class A2I 3.445%, 2/26/52 144A	394,250	377
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	8,783	9
Madison Park Funding XLII Ltd., Series 13A, Class AR
6.433%, (US SOFR 3 Month plus 1.150%), 11/21/30 144A	411,810	412
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
6.495%, (US SOFR 3 Month plus 1.232%), 7/27/31 144A	576,689	579
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class BR
7.075%, (US SOFR 3 Month plus 1.812%), 7/27/31 144A	710,000	710
Madison Park Funding XXXIII, Ltd., Series 2022-33A, Class AR
6.591%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,025
Marble Point CLO XII, Ltd., Series 2018-1A, Class A
6.558%, (US SOFR 3 Month plus 1.272%), 7/16/31 144A	267,640	268
Marble Point CLO, Ltd., Series 2018-2A, Class A12R
6.482%, (US SOFR 3 Month plus 1.200%), 1/20/32 144A	1,139,138	1,139
MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R
7.009%, (US SOFR 3 Month plus 1.730%), 10/18/33 144A	305,000	306
MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class BR
7.929%, (US SOFR 3 Month plus 2.650%), 10/18/33 144A	455,000	457
MMAF Equipment Finance LLC, Series 2021- A, Class A5 1.190%, 11/13/43 144A	100,000	95
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	39,222	38
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	195,775	188
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	109,222	106
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	34,468	33
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	51,013	48
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	523,977	530
MVW Owner Trust, Series 2023-2A, Class A 6.180%, 11/20/40 144A	114,836	119

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MVW Owner Trust, Series 2023-2A, Class B 6.330%, 11/20/40 144A	87,722	91
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	86,111	85
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	136,779	133
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	171,417	166
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	268,555	258
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	182,507	176
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	684,672	647
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	124,551	117
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	79,715	74
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	38,065	36
Navistar Financial Dealer Note Master Trust, Series 2023-1, Class A 6.180%, 8/25/28 144A	360,000	365
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class A 5.590%, 4/25/29 144A	90,000	91
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class B 5.790%, 4/25/29 144A	50,000	51
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class C 6.130%, 4/25/29 144A	75,000	76
Nelnet Student Loan Trust, Series 2020-1A, Class A
5.709%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	71,255	71
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	471,978	437
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	164,706	154
Neuberger Berman CLO, Ltd., Series 2017-26A, Class BR
6.941%, (US SOFR 3 Month plus 1.662%), 10/18/30 144A	500,000	500
Neuberger Berman CLO, Ltd., Series 2019-32A, Class AR
6.531%, (US SOFR 3 Month plus 1.252%), 1/20/32 144A	236,131	236

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Neuberger Berman CLO, Ltd., Series 2021-40A, Class A
6.608%, (US SOFR 3 Month plus 1.322%), 4/16/33 144A	268,022	268
Oaktree CLO, Ltd., Series 2022-2A, Class A1R
6.851%, (US SOFR 3 Month plus 1.550%), 7/15/33 144A	700,000	701
OCP CLO, Ltd., Series 2017-13A, Class A2R
7.113%, (US SOFR 3 Month plus 1.812%), 7/15/30 144A	760,000	761
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	44,252	44
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	395
Octane Receivables Trust, Series 2023-1A, Class A 5.870%, 5/21/29 144A	53,941	54
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	225,000	228
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	135,000	139
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	104
OZLM Funding II, Ltd., Series 2012-2A, Class A1A2
6.455%, (US SOFR 3 Month plus 1.200%), 7/30/31 144A	476,076	476
OZLM XXI, Ltd., Series 2017-21A, Class A1R
6.432%, (US SOFR 3 Month plus 1.150%), 1/20/31 144A	800,649	801
Post Road Equipment Finance, Series 2024-1A, Class A2 5.590%, 11/15/29 144A	100,000	101
Rockford Tower CLO, Ltd., Series 2019-2A, Class AR2
5.821%, (US SOFR 3 Month plus 1.130%), 8/20/32 144A	1,055,000	1,055
Romark CLO II, Ltd., Series 2018-2A, Class A2R
6.935%, (US SOFR 3 Month plus 1.650%), 7/25/31 144A	1,075,000	1,077
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B 1.833%, 12/15/31 144A	11,464	11
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C 5.916%, 8/16/32 144A	26,879	27
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B 6.451%, 12/15/32 144A	252,613	254
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2 5.644%, 12/15/33 144A	183,950	187
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class D 6.663%, 12/15/33 144A	269,388	274

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B 5.622%, 6/15/32 144A	250,000	253
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C 5.818%, 6/15/32 144A	250,000	253
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	436
Santander Drive Auto Receivables Trust, Series 2020-3, Class D 1.640%, 11/16/26	29,005	29
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	440
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	262
Santander Retail Auto Lease Trust, Series 2022-B, Class B 3.850%, 3/22/27 144A	150,000	149
SBNA Auto Lease Trust, Series 2024-A, Class A3 5.390%, 11/20/26 144A	145,000	146
SBNA Auto Lease Trust, Series 2024-A, Class A4 5.240%, 1/22/29 144A	140,000	142
SBNA Auto Lease Trust, Series 2024-B, Class A4 5.550%, 12/20/28 144A	540,000	553
SCF Equipment Leasing Trust, Series 2023-1A, Class A3 6.170%, 5/20/32 144A	470,000	492
SEB Funding LLC, Series 2024-1A, Class A2 7.386%, 4/30/54 144A	600,000	619
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	160,000	162
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C 5.510%, 1/20/32 144A	55,000	56
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4 5.260%, 8/20/30 144A	145,000	150
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	55,673	55
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class B 1.800%, 9/20/38 144A	87,424	84
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class C 1.950%, 9/20/38 144A	182,619	174
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.311%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	25,930	26
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	64,027	63

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2018-B, Class A2B
5.931%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	153,207	153
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	84,313	79
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	599,615	560
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	412,754	383
Symphony CLO I, Ltd., Series 2021-1A, Class B
6.996%, (US SOFR 3 Month plus 1.712%), 10/25/29 144A	815,000	810
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
6.583%, (US SOFR 3 Month plus 1.282%), 1/15/34 144A	902,486	903
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
6.624%, (US SOFR 3 Month plus 1.342%), 4/20/33 144A	267,362	268
Tricon Residential Trust, Series 2024-SFR2, Class A 4.750%, 6/17/40 144A	279,826	280
Tricon Residential Trust, Series 2024-SFR2, Class D 6.000%, 6/17/40 144A	510,000	516
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR
6.615%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	460,000	461
US Bank NA, Series 2023-1, Class B 6.789%, 8/25/32 144A	158,186	161
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	464,255	474
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680%, 12/12/31 144A	125,000	128
Voya CLO, Series 2018-3A, Class BR2
7.101%, (US SOFR 3 Month plus 1.800%), 10/15/31 144A	575,000	577
Wheels Fleet Lease Funding, Series 2023-2A, Class A 6.460%, 8/18/38 144A	722,347	731
Wheels Fleet Lease Funding, Series 2024-1A, Class A1 5.490%, 2/18/39 144A	640,000	650
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	315
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	174

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	453

Total		61,910

Mortgage Securities (12.4%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	39,318	37
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	239,812	207
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	70,259	61
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	235,246	201
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	74,201	64
Angel Oak Mortgage Trust, Series 2024-9, Class A2 6.341%, (AFC), 9/25/69 144A Σ	370,000	371
BANK, Series 2024-BNK47, Class A1 5.523%, 6/15/57	96,561	99
BANK5, Series 2024-5YR8, Class AS 6.378%, (CSTR), 8/15/57	370,000	390
BANK5, Series 2024-5YR9, Class A1 4.889%, 8/15/57	384,406	388
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	297,430	266
BBCMS Mortgage Trust, Series 2024-C27, Class A1 5.502%, 7/15/57	129,173	132
BCP Trust, Series 2021-330N, Class A
6.010%, (US SOFR 1 Month plus 0.914%), 6/15/38 144A	290,000	269
Benchmark Mortgage Trust, Series 2024-V8, Class A1 5.514%, 7/15/57	237,381	242
Benchmark Mortgage Trust, Series 2024-V9, Class AS 6.064%, 8/15/57	475,000	496
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	154,258	137
BMO Mortgage Trust, Series 2024-5C5, Class AS 6.364%, (AFC), 2/15/57	520,000	550
BPR Trust, Series 2021-TY, Class B
6.361%, (US SOFR 1 Month plus 1.265%), 9/25/38 144A	450,000	441
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/26/60 144A	211,343	195
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
7.111%, (US SOFR 1 Month plus 2.015%), 8/15/38 144A	189,541	142

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Trust, Series 2021-ARIA, Class C
6.857%, (US SOFR 1 Month plus 1.761%), 10/15/36 144A	330,000	327
BX Trust, Series 2021-VIEW, Class A
6.491%, (US SOFR 1 Month plus 1.395%), 6/15/36 144A	255,000	250
BX Trust, Series 2024-MDHS, Class A
6.738%, (US SOFR 1 Month plus 1.641%), 5/15/41 144A	472,978	474
BX Trust, Series 2024-MDHS, Class B
6.938%, (US SOFR 1 Month plus 1.841%), 5/15/41 144A	472,978	473
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	256,782	219
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.630%, (CSTR), 5/10/35 144A	435,000	419
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.630%, (CSTR), 5/10/35 144A	255,000	244
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	238,725	209
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	331,563	287
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	18,866	18
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	223,969	193
COMM Mortgage Trust, Series 2014-CR15, Class B 4.054%, (CSTR), 2/10/47	229,208	221
COMM Mortgage Trust, Series 2014-CR19, Class D 4.722%, (CSTR), 8/10/47 144A	93,427	87
COMM Mortgage Trust, Series 2017-PANW, Class D 4.343%, (CSTR, AFC), 10/10/29 144A	195,000	177
Credit Suisse Mortgage Trust, Series 2020- NET, Class A 2.256%, 8/15/37 144A	109,786	106
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.830%, (CSTR), 8/15/37 144A	445,000	426
Cross Mortgage Trust, Series 2024-H6, Class A2 6.383%, (AFC), 9/25/69 144A ∑	400,000	400
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	301
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3 1.128%, (AFC), 5/25/65 144A	52,130	49
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	97,916	87

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	33,626	33
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	138,656	116
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	147,199	123
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A1 5.035%, (AFC), 10/25/69 144A	475,000	475
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A2 5.289%, (AFC), 10/25/69 144A	165,000	165
Extended Stay America Trust, Series 2021- ESH, Class C
6.911%, (US SOFR 1 Month plus 1.815%), 7/15/38 144A	427,697	427
Federal Home Loan Mortgage Corp.
1.500%, 2/1/36	584,925	525
2.500%, 1/1/52	524,194	458
2.500%, 4/1/52	285,138	249
3.000%, 11/1/34	27,160	26
3.500%, 3/1/46	28,749	27
3.500%, 12/1/47	259,349	245
4.000%, 12/1/49	79,901	78
4.500%, 5/1/50	47,892	48
4.500%, 9/1/52	1,865,000	1,834
4.500%, 10/1/52	1,865,012	1,833
5.000%, 12/1/41	100,232	103
5.500%, 8/1/53	520,516	528
6.000%, 9/1/34	855	1
6.000%, 2/1/35	16,404	17
6.000%, 9/1/35	5,430	6
7.000%, 3/1/39	29,434	31
7.500%, 6/1/38	25,008	26
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.860%, (CSTR), 5/25/47 144A	11,874	12
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	16,658	16
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	31,711	31
Federal Home Loan Mortgage Corp., Series K753, Class A1 4.600%, 6/25/30	328,444	335
Federal National Mortgage Association
2.000%, 10/1/50	199,751	167
2.500%, 1/1/52	718,861	626
3.000%, 9/1/28	97,313	95
3.000%, 12/1/34	64,462	62
3.000%, 3/1/35	27,379	27
3.500%, 5/1/27	80,751	80
3.500%, 4/1/46	177,098	167
3.500%, 2/1/48	310,031	293
3.500%, 1/1/52	118,956	111
4.000%, 1/1/47	48,153	47
4.000%, 2/1/49	9,976	10

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 11/1/49	29,147	28
4.000%, 12/1/49	9,070	9
4.000%, 8/1/52	181,786	175
4.000%, 9/1/52	920,343	884
4.500%, 5/1/40	36,627	37
4.500%, 9/1/40	32,473	33
4.500%, 5/1/41	65,923	67
4.500%, 8/1/48	19,917	20
4.500%, 9/1/48	18,028	18
4.500%, 10/1/48	128,800	128
4.500%, 11/1/48	25,729	26
4.500%, 12/1/48	135,189	135
4.500%, 5/1/49	75,050	75
4.500%, 1/1/50	17,693	18
5.000%, 10/1/33	51,212	53
5.000%, 6/1/40	31,515	32
5.000%, 7/1/45	46,695	48
5.000%, 9/1/48	44,086	45
5.000%, 2/1/49	20,982	21
5.000%, 8/1/49	16,458	17
5.000%, 10/1/52	611,763	612
5.000%, 9/1/53	2,669,892	2,670
5.000%, 10/1/53	1,820,000	1,819
5.500%, 8/1/37	30,840	32
5.500%, 2/1/38	119,878	124
5.500%, 10/1/53	325,132	330
5.500%, 3/1/54	587,524	597
6.000%, 3/1/34	26,240	27
6.000%, 8/1/34	72,653	76
6.000%, 11/1/34	2,694	3
6.000%, 12/1/34	967	1
6.000%, 4/1/35	1,721	2
6.000%, 5/1/38	1,210	1
6.000%, 10/1/40	60,492	64
6.000%, 2/1/49	246,878	261
6.000%, 6/1/54	607,761	625
6.500%, 7/1/32	8,058	9
6.500%, 12/1/32	7,614	8
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	6,265	6
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	149,391	142
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
6.245%, (US 30 Day Average SOFR plus 0.965%), 10/25/30	34,558	35
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
5.819%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	92,694	88
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	23,105	21
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	24,357	24
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	10,597	10

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2019- H1, Class M1
3.339%, (AFC), 10/25/59 144A	260,000	250
Galton Funding Mortgage Trust, Series 2020- H1, Class M1
2.832%, (AFC), 1/25/60 144A	285,000	244
Government National Mortgage Association
3.000%, 9/20/47	428,193	394
3.500%, 12/20/42	2,773	3
3.500%, 9/20/43	37,849	36
3.500%, 8/20/44	71,843	69
3.500%, 10/20/46	479	–π
3.500%, 11/20/46	28,920	28
3.500%, 1/20/47	31,696	30
3.500%, 7/20/52	985,954	926
4.000%, 3/20/48	60,283	59
4.000%, 4/20/50	215,700	209
4.000%, 10/20/50	136,556	133
4.000%, 9/20/52	181,306	175
4.500%, 7/20/41	153,975	156
5.000%, 3/20/34	148,940	153
5.000%, 1/20/48	24,199	25
5.000%, 2/20/48	121,821	125
5.500%, 6/20/37	34,393	36
5.500%, 9/15/45	102,516	106
5.500%, 3/20/48	17,817	18
5.500%, 12/20/48	9,824	10
5.500%, 2/20/49	128,927	132
Government National Mortgage Association TBA 5.000%, 10/15/54	310,000	311
5.500%, 10/15/54	1,045,000	1,055
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1
5.821%, (CSTR), 7/25/44 144A	2,333	2
GS Mortgage Securities Trust, Series 2021- ROSS, Class B
6.961%, (US SOFR 1 Month plus 1.865%), 5/15/26 144A	390,000	304
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B
7.037%, (US SOFR 1 Month plus 1.941%), 5/15/37 144A	485,000	484
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A
6.938%, (US SOFR 1 Month plus 1.842%), 9/15/41 144A	345,000	345
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	220,875	187
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A Σ	663,588	659
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
7.311%, (US SOFR 1 Month plus 2.215%), 9/15/29 144A	250,000	207

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
7.231%, (US SOFR 1 Month plus 2.135%), 10/15/33 144A	540,000	505
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
7.631%, (US SOFR 1 Month plus 2.535%), 10/15/33 144A	440,000	391
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
5.799%, (US SOFR 1 Month plus 0.945%), (AFC), 8/25/50 144A	38,607	36
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15
3.500%, (AFC), 8/25/50 144A	62,849	58
KNDR Trust, Series 2021-KIND, Class C
6.964%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,276	563
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS
4.021%, 3/10/50 144A	340,000	320
MED Commercial Mortgage Trust, Series 2024-MOB, Class A
6.688%, (US SOFR 1 Month plus 1.592%), 5/15/41 144A	440,000	438
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	59,379	57
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	67,229	64
MFRA Trust, Series 2021-NQM2, Class A2
1.317%, (AFC), 11/25/64 144A	98,619	87
Morgan Stanley Capital I Trust, Series 2014-150E, Class A
3.912%, 9/9/32 144A	610,000	531
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4
2.500%, (AFC), 5/25/51 144A	118,059	106
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7
2.500%, (AFC), 9/25/51 144A	724,643	652
OBX Trust, Series 2019-EXP2, Class 2A2
6.592%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	44,088	44
OBX Trust, Series 2019-EXP3, Class 2A1
5.869%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	45,651	46
OBX Trust, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	132,577	120
OBX Trust, Series 2020-EXP1, Class 2A1
5.719%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	98,515	95
OBX Trust, Series 2020-EXP1, Class 2A2
5.919%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	58,626	56
OBX Trust, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	159,528	141
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	39,882	35
OBX Trust, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	134,391	121

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2020-INV1, Class A5
3.500%, (AFC), 12/25/49 144A	36,407	33
Oceanview Mortgage Trust, Series 2022-1, Class A5
2.500%, (AFC), 12/25/51 144A	379,504	339
ONE Park Mortgage Trust, Series 2021-PARK, Class B
6.161%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	726
ONE Park Mortgage Trust, Series 2021-PARK, Class C
6.311%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	387
SDR Trust, Series 2024-DSNY, Class B
6.838%, (US SOFR 1 Month plus 1.741%), 5/15/39 144A	400,000	397
Sequoia Mortgage Trust, Series 2018-CH2, Class A21
4.000%, (AFC), 6/25/48 144A	17,843	17
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	41,158	39
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	1,834	2
SG Residential Mortgage Trust, Series 2020-2, Class A1
1.381%, (AFC), 5/25/65 144A	83,387	76
STACR Trust, Series 2021-DNA5, Class M2
6.930%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	124,567	125
STACR Trust, Series 2021-DNA7, Class M1
6.130%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	117,377	117
STACR Trust, Series 2021-DNA7, Class M2
7.080%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	379
STACR Trust, Series 2022-DNA5, Class M1A
8.230%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	409,356	421
STACR Trust, Series 2023-HQA3, Class A1
7.130%, (US 30 Day Average SOFR plus 1.850%), 11/25/43 144A	162,345	164
STACR Trust, Series 2024-HQA1, Class A1
6.530%, (US 30 Day Average SOFR plus 1.250%), 3/25/44 144A	696,928	697
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3
2.916%, (AFC), 9/27/49 144A	106,887	105
Starwood Mortgage Residential Trust, Series 2020-1, Class A2
2.408%, (AFC), 2/25/50 144A	146,312	140
Starwood Mortgage Residential Trust, Series 2021-2, Class A1
0.943%, (AFC), 5/25/65 144A	105,192	98
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	513,536	452
Toorak Mortgage Corp., Series 2021-INV1, Class A2
1.409%, (AFC), 7/25/56 144A	92,785	82

Short-Term Bond Portfolio

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	26,963	26
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	17,503	17
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	754,158	724
TX Trust, Series 2024-HOU, Class B 7.187%, (US SOFR 1 Month plus 2.091%), 6/15/39 144A	535,000	531
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	137,861	123
Verus Securitization Trust, Series 2019-INV2, Class A1 3.913%, (AFC), 7/25/59 144A	26,097	26
Verus Securitization Trust, Series 2019-INV2, Class A2 4.117%, (AFC), 7/25/59 144A	35,267	35
Verus Securitization Trust, Series 2020-2, Class A1 3.226%, (AFC), 5/25/60 144A	6,219	6
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	53,444	51
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	69,188	63
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	56,483	51
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	128,220	116
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	96,020	87
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	181,926	157
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	34,359	32
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	134,099	123
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	798,024	738
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 6/25/67 144A Σ	197,426	197
Verus Securitization Trust, Series 2023-6, Class A2 6.940%, (AFC), 9/25/68 144A Σ	225,442	230
Verus Securitization Trust, Series 2023-7, Class A2 7.270%, (AFC), 10/25/68 144A Σ	270,888	277

Structured Products (28.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2023-8, Class A2 6.660%, (AFC), 12/25/68 144A Σ	180,491	183
Verus Securitization Trust, Series 2023-INV3, Class A2 7.330%, (AFC), 11/25/68 144A	496,867	510
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	36,008	34
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	34,420	34

Total		49,068

Total Structured Products (Cost: $112,279)		110,978

Short-Term Investments (1.7%)
Commercial Paper (1.7%)
Brunswick Corp. 0.000%, 10/4/24	1,000,000	999
Conagra Brands, Inc. 0.000%, 10/15/24	1,150,000	1,148
Crown Castle, Inc. 0.000%, 10/24/24	1,150,000	1,146
Jabil, Inc. 0.000%, 10/4/24	1,150,000	1,149
Targa Resources Corp. 0.000%, 10/3/24	1,135,000	1,135
VF Corp. 0.000%, 11/13/24	1,150,000	1,143

Total		6,720

Total Short-Term Investments (Cost: $6,719)		6,720

Total Investments (99.5%) (Cost: $393,933)@		394,414

Other Assets, Less Liabilities (0.5%)		1,946

Net Assets (100.0%)		396,360

Short-Term Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	6,300	63	12/24	$6,923	$38	$23
Ten-Year US Treasury Note Future	Short	USD	5,800	58	12/24	6,628	(7)	26
Two-Year US Treasury Note Future	Long	USD	91,400	457	12/24	95,167	162	(171)
Ultra Long Term US Treasury Bond Future	Short	USD	900	9	12/24	1,198	3	7
Ultra Ten-Year US Treasury Note Future	Short	USD	4,500	45	12/24	5,323	3	23
							$199	$(92)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America	1.000%	12/29	0.527%	5,818	USD	$132	$(2)	$130	$–	π
Investment Grade Index, Series 43
						$132	$(2)	$130	$–	π

	Financial Derivative Assets					Financial Derivative Liabilities

	Variation Margin (000’s)				Variation Margin (000’s)			Market Value (000’s) Options
	Swaps		Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	π	$79	$79	$–	$(171)	$(171)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2024, the aggregate value of these securities was $7,178 (in thousands), representing 1.8% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $123,243 representing 31.1% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $394,065 and the net unrealized appreciation of investments based on that cost was $678 which is comprised of $4,149 aggregate gross unrealized appreciation and $3,471 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Corporate Bonds	$—	$173,542	$—
Governments	—	103,174	—
Structured Products	—	110,978	—
Short-Term Investments	—	6,720	—
Other Financial Instruments^
Futures	206	—	—
Credit Default Swaps	—	130	—

Total Assets:	$206	$394,544	$—

Liabilities:
Other Financial Instruments^
Futures	(7)	—	—

Total Liabilities:	$(7)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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